Harbor Mid Cap Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		73 Months Ended	120 Months Ended	286 Months Ended	289 Months Ended	302 Months Ended	456 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025 [5]	Dec. 31, 2025 [1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	[1],[2]	14.42%	[1],[2]	15.42% [2]	14.82%	9.91%	9.87%	8.46%	11.45%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		10.60%		8.67%		10.30%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent			9.78%		7.33%		9.68%
Performance Inception Date		Dec. 01, 2019
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			9.70%		7.26%		9.61%
Performance Inception Date		Dec. 01, 2019
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.99%		6.68%		9.11%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.25%		5.63%		7.62%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			9.37%		6.88%		9.22%
Performance Inception Date		Dec. 01, 2019

[1]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[4]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[5]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[6]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.